Note 8. Income Tax Benefit: Schedule of Reconciliation of the Provision (Benefit) for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Federal provision (benefit) at statutory graduated tax rates	(35.00%)	(17.51%)
Change in valuation allowance	35.00%	17.51%
Effective tax rate	0.00%	0.00%